Investment Objectives and Goals - Reverb ETF	Aug. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Reverb ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Reverb ETF (the “Fund”) seeks long-term capital appreciation.